UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  06/30/2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       July 16, 2007

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $122020



List of Other Included Managers:

NONE





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     6068    69920 SH       SOLE                    69920
AllianceBernstein Holding L.P. COM              01881G106      581     6675 SH       SOLE                     6675
Allstate Corp                  COM              020002101      226     3668 SH       SOLE                     3668
Berkshire Hathaway Inc CL B    COM              084670207     1485      412 SH       SOLE                      412
Bridgehampton National Bank    COM              108035106     4338   179983 SH       SOLE                   179983
Carmax Inc.                    COM              143130102     6489   254460 SH       SOLE                   254460
Citigroup Inc.                 COM              172967101     4134    80600 SH       SOLE                    80600
Currency Shares Euro Shares    COM              23130c108      332     2450 SH       SOLE                     2450
Emerson Elec Co                COM              291011104     6058   129450 SH       SOLE                   129450
General Elec Co                COM              369604103     6617   172855 SH       SOLE                   172855
Goldman Sachs Group Inc        COM              38141G104     6149    28370 SH       SOLE                    28370
Illinois Tool Wks Inc.         COM              452308109     4648    85780 SH       SOLE                    85780
L 3 Communications Hldg Corp   COM              502424104     6230    63965 SH       SOLE                    63965
Medtronic Inc.                 COM              585055106     5895   113665 SH       SOLE                   113665
Morgan Stanley, Dean Witter &  COM              617446448      728     8680 SH       SOLE                     8680
Pepsico Inc.                   COM              713448108     5153    79455 SH       SOLE                    79455
Procter and Gamble Co          COM              742718109     2054    33575 SH       SOLE                    33575
Schlumberger                   COM              806857108     7438    87570 SH       SOLE                    87570
Sealed Air Corp New            COM              81211K100     5553   179020 SH       SOLE                   179020
Staples Inc.                   COM              855030102     6434   271151 SH       SOLE                   271151
Stryker Corp                   COM              863667101     1612    25550 SH       SOLE                    25550
Target Corp                    COM              87612E106     8631   135711 SH       SOLE                   135711
United Parcel Svc Inc.         COM              911312106     4779    65460 SH       SOLE                    65460
UnitedHealth Group Inc         COM              91324P102     4797    93800 SH       SOLE                    93800
Wal Mart Stores Inc.           COM              931142103     3330    69210 SH       SOLE                    69210
Walgreen Co.                   COM              931422109     5223   119970 SH       SOLE                   119970
XTO Energy Inc.                COM              98385X106     6285   104571 SH       SOLE                   104571
Yadkin Valley Bk & TR Co Elkin COM              984314104      752    40983 SH       SOLE                    40983